Land, Buildings and Equipment (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Land, Buildings and Equipment

$ millions, as at or for the year ended October 31		Land and buildings (1)	Computer equipment	Office furniture, equipment and other (2)	Leasehold improvements	Total
2018	Cost
	Balance at beginning of year	$1,356	$1,060	$884	$1,073	$4,373
	Additions (3)	27	136	62	62	287
	Disposals (4)	(16)	(35)	(13)	(5)	(69)
	Adjustments (5)	17	3	4	4	28
	Balance at end of year	$1,384	$1,164	$937	$1,134	$4,619
2017	Balance at end of year	$1,356	$1,060	$884	$1,073	$4,373
2018	Accumulated amortization
	Balance at beginning of year	$606	$868	$436	$680	$2,590
	Amortization (4)	37	101	46	73	257
	Disposals (4)	(8)	(19)	(5)	(5)	(37)
	Adjustments (5)	9	3	–	2	14
	Balance at end of year	$644	$953	$477	$750	$2,824
2017	Balance at end of year	$606	$868	$436	$680	$2,590
	Net book value
	As at October 31, 2018	$740	$211	$460	$384	$1,795
	As at October 31, 2017	$750	$192	$448	$393	$1,783

(1)	Includes land and building underlying a finance lease arrangement. See below for further details.
(2)	Includes $152 million (2017: $133 million) of work-in-progress not subject to amortization.
(3)	Includes acquisitions through business combinations of nil (2017: $62 million).
(4)	Includes write-offs of fully amortized assets.
(5)	Includes foreign currency translation adjustments.

Carrying Value of Finance Lease Property

The carrying value of the finance lease property is as follows:

$ millions, for the year ended October 31	2018	2017
Balance at beginning of year	$379	$418
Amortization	(23)	(24)
Foreign currency adjustments	7	(15)
Balance at end of year	$363	$379